Investment Properties (Details Textual) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in investment properties
Income earned from renting out investment properties		$ 6,265
Expenses incurred for investment properties		2,794
Fair value
Reconciliation of changes in investment properties
Fair value of the investment properties held	$ 46,613	$ 46,562